Taxation - Components of Tax (Benefit) Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Current tax expense	$ 517	$ 805
Deferred tax benefit	(640)	(388)
Total tax (benefit) expense	$ (123)	$ 417